Interim Statements of Stockholders' Equity (Deficiency) (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated During the Exploration Stage	Capital Stock issued for subscriptions receivable and Services	Capital Stock issued for subscriptions receivable and Services Common Stock	Capital Stock issued for subscriptions receivable and Services Additional Paid-in Capital	Mineral Property Option Agreement dated June 25, 2007	Mineral Property Option Agreement dated June 25, 2007 Common Stock	Mineral Property Option Agreement dated June 25, 2007 Additional Paid-in Capital	Cash Private Placement	Cash Private Placement Common Stock	Cash Private Placement Additional Paid-in Capital
Beginning Balance at Feb. 28, 2007
Private Placement Fees	$ (4,568)		$ (4,568)
Net loss	(55,368)		15,520	(70,888)
Capital stock issued (in shares)						31,040,000						961,500
Capital stock issued					15,520	31,040	(15,520)				144,226	962	143,264
Mineral Property Option - Starfire Minerals at $0.15 per (in shares)									75,000
Mineral Property Option - Starfire Minerals at $0.15 per								11,250	75	11,175
Ending Balance at Feb. 29, 2008	111,060	32,077	149,871	(70,888)
Ending Balance (in shares) at Feb. 29, 2008		32,076,500
Net loss	(92,777)			(92,777)
Ending Balance at Feb. 28, 2009	18,283	32,077	149,871	(163,665)
Ending Balance (in shares) at Feb. 28, 2009		32,076,500
Net loss	(54,305)			(54,305)
Ending Balance at Feb. 28, 2010	(36,022)	32,077	149,871	(217,970)
Ending Balance (in shares) at Feb. 28, 2010		32,076,500
Net loss	(30,925)			(30,925)
Ending Balance at Feb. 28, 2011	(66,947)	32,077	149,871	(248,895)
Ending Balance (in shares) at Feb. 28, 2011		32,076,500
Net loss	(36,756)			(36,756)
Ending Balance at Aug. 31, 2011	$ (103,703)	$ 32,077	$ 149,871	$ (285,651)
Ending Balance (in shares) at Aug. 31, 2011		32,076,500